Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses
Salaries	R$ (208,541)	R$ (117,622)	R$ (78,738)
Remuneration of the executive office and the board of directors	(22,794)	(15,893)	(12,820)
Social security charges	(80,908)	(37,128)	(29,793)
Profit share	(24,014)	(2,685)	(9,034)
Expenses for vacation and thirteenth salary	(45,677)	(21,480)	(13,877)
Benefits	(53,820)	(32,150)	(23,073)
Other personnel expenses	(7,574)	(2,138)	(1,863)
Total	R$ (443,328)	R$ (229,096)	R$ (169,198)